Results for the Year - Net loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Results for the Year
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted net loss per share	$ (6,449)	$ (4,221)	$ (8,722)
Weighted average number of ordinary shares used for basic and diluted per share amounts	95,997	95,074	94,671
Net loss per share basic and diluted	$ (0.07)	$ (0.04)	$ (0.09)
Anti-dilutive securities	6,800	13,500	13,700